PREPAID AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID AND OTHER CURRENT ASSETS

3. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets at September 30, 2024 and December 31, 2023 consist of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Prepaid insurance	$68	$684
Software licenses	45	103
Subscriptions	32	26
Other	291	184
Total prepaid and other current assets	$436	$997